Holland Balanced Fund
A SUMMARY OF THE FUND
Investment Objective
The objective of the Holland Balanced Fund (the “Fund”) is to provide a high total investment return.
Fee and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Holland Balanced Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Holland Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Holland Balanced Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.12%
Total Annual Fund Operating Expenses	1.87%

Example
This example is intended to help you compare the cost of investing in the Holland Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows, whether or not you redeem your shares:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Holland Balanced Fund	192	593	1,019	2,206

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.00% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective through a combined portfolio of equities such as corporate common stocks, and investment grade fixed-income securities such as U.S. Government securities and treasury inflation-protected securities (“TIPS”). The total investment return is a combination of, among other things, 1) income from interest and dividends on securities owned by the Fund, and 2) capital gains and losses on securities owned by the Fund. In seeking this objective, Holland & Company, LLC, the Fund’s investment adviser (the “Adviser”), gives consideration to risk and volatility. Under ordinary market conditions, the Fund will invest at least 50% of its total assets in equity securities, at least 25% of its total assets in investment grade fixed-income securities, and may invest up to 25% of its total assets in high-quality money market securities. However, the Adviser has discretion to determine the proportion of the Fund’s portfolio that will be invested in equities and fixed-income securities at any given time depending on the Adviser’s perception of existing and anticipated market and economic conditions. The Adviser seeks to identify securities that it believes have been fundamentally mispriced by the market and which have relatively low inherent investment risk.
Principal Risks

When you redeem your shares of the Fund, they could be worth less than what you paid for them and you could lose money.

The Fund is subject to the following principal risks:

• Stock Market Volatility: The value of equity securities fluctuates in response to issuer, political, market and economic developments. Equity prices can fluctuate dramatically in response to these developments. These developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

• Risks of Investing in Fixed-Income Securities: Investments in fixed-income securities are subject to several significant risks. These include:

  Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.
  Income Risk. To the extent the Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates.
  Credit Risk. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

• Dependence on a Certain Individual: Michael Holland is primarily responsible for the day-to-day management of the Fund’s portfolio. The loss of Michael Holland’s services (due to termination of employment, death, disability or otherwise) could adversely affect the conduct of the Fund’s business and its prospects for the future. There can be no assurance that a suitable replacement for Michael Holland could be found.

Performance Performance and Volatility
The bar chart below shows the performance of the Fund during the last ten years. The chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Standard & Poor’s 500 Index and an average of the performance of similar funds and other indices over various periods of time. Please keep in mind that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thehollandfund.com or by calling 1-800-30-HOLLAND.
BAR CHART Total Return for the Period Ended December 31*	[1]

During the period shown in the bar chart, the highest return for a quarter was 10.01% (quarter ended September 30, 2009) and the lowest return for a quarter was (14.87)% (quarter ended December 31, 2008).
Performance Comparison Table Average Annual Total Return (for the period ended December 31, 2011)
The Fund’s after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns shown below are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.
Average Annual Total Returns
Average Annual Total Returns Holland Balanced Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Return Before Taxes	Holland Balanced Fund	Return Before Taxes		3.85%	1.98%	2.86%	5.20%
Return After Taxes on Distributions	Holland Balanced Fund	Return After Taxes on Distributions		2.99%	1.13%	2.14%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	Holland Balanced Fund	Return After Taxes on Distributions and Sale of Fund Shares		3.48%	1.41%	2.18%	4.22%
Lipper Balanced Fund Index		Lipper Balanced Fund Index	(reflects no deduction for fees, expenses or taxes)	0.74%	1.80%	4.13%	6.04%
Standard & Poor's 500 Index		Standard & Poor’s 500 Index	(reflects no deduction for fees, expenses or taxes)	5.59%	(2.15%)	1.03%	4.90%
90 Day U.S. Treasury Bill		90 Day U.S. Treasury Bill	(reflects no deduction for fees, expenses or taxes)	0.04%	1.44%	1.79%	2.99%

[1]	The Fund's fiscal year end is September 30. For the fiscal quarter ended December 31, 2011, the Fund returned 8.33%.